RELATED-PARTY TRANSACTIONS (Details) - EBP 007 - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid for trustee services	$ 1.4
EBP, Investment, Number of Shares	3.9	4.1
Plan interest in master trust, cost basis	$ 160.9	$ 170.8
Investment, plan interest in master trust, fair value	152.1	$ 224.8
Common stock of International Paper Company
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income	$ 7.6